GMO Quality Series Fund
GMO QUALITY SERIES FUND
Investment objective
Total return.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Quality Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.33%	0.33%	0.33%
Distribution and service (12b-1) fee	[2][3]	0.25%	0.10%	none
Other expenses	[2][4]	0.21%	0.21%	0.21%
Total annual fund operating expenses	[2]	0.79%	0.64%	0.54%
Expense reimbursement	[2][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	0.78%	0.63%	0.53%
[1]	The amount reflects the management fee paid by Quality Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Quality Fund.
[2]	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Quality Fund (“Quality Fund”), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	“Other expenses” include administration fees of 0.05% paid to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).
[5]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both Quality Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Quality Series Fund (USD $)	1 Year	3 Years
Class R4	80	256
Class R5	64	208
Class R6	54	176

Expense Example, No Redemption GMO Quality Series Fund (USD $)	1 Year	3 Years
Class R4	80	256
Class R5	64	208
Class R6	54	176

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2014, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Quality Fund ("Quality Fund"), a series of GMO Trust not offered in this Prospectus. Quality Fund invests in securities and other instruments. The Fund's investment objective and principal investment strategies are substantially similar to those of Quality Fund. References to the Fund may also refer to Quality Fund, and references to actions undertaken or investments held by the Fund may also refer to those by Quality Fund. GMO serves as investment adviser for both the Fund and Quality Fund.

GMO seeks to achieve the Fund's investment objective by investing the Fund's portfolio primarily in equities that GMO believes to be of high quality.

GMO determines which securities the Fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In assessing a company's quality, GMO may consider several factors, including, in particular, profitability, profit stability, and leverage.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in the Fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund's investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund's risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, the Fund may use exchange-traded and over-the-counter ("OTC") derivatives and exchange-traded funds ("ETFs"). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term "equities" refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts ("REITs") and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Quality Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Quality Fund, which include those outlined in the following brief summary of principal risks. Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Quality Fund may affect Quality Fund’s performance more than if Quality Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Quality Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Quality Fund.

  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO's overestimation of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund's performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

  Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries that are subject to the same or similar risk factors creates more risk than if the Fund's investments were more diversified. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund invested in the securities of a larger number of issuers.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund's operations.

  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Quality Fund, including the risk that Quality Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Quality Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and Quality Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 11.44% (9/30/2010) Lowest Quarter: – 13.20% (12/31/2008) Year-to-Date (as of 6/30/14): 5.66%
Average Annual Total Returns Periods Ending December 31, 2013
Average Annual Total Returns GMO Quality Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	24.97%	14.32%		6.00%	Feb. 06, 2004	[1]
Class R4 Return After Taxes on Distributions	21.60%	13.23%		5.30%	Feb. 06, 2004	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	16.60%	11.67%		4.89%	Feb. 06, 2004	[1]
Class R5	25.16%	14.50%		6.16%	Feb. 06, 2004	[1]
Class R6	25.29%	14.61%		6.27%	Feb. 06, 2004	[1]
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%		7.16%	Feb. 06, 2004	[1]
[1]	Inception date for Quality Fund (Class III shares).